Deutsche Investment Management Americas Inc.
                               One Beacon Street
                               Boston, MA 02108


                               October 1, 2008


Securities and Exchange Commission
100 F Street, NW
Washington, DC  20549


RE: DWS Climate Change Fund and DWS Health Care Fund (the "Funds"), each a series of DWS Securities Trust. (the "Trust") (Reg. Nos. 2-36238, 811-2021)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 100 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 26, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.


                               Very truly yours,



                               /s/Caroline Pearson

                               Caroline Pearson, Esq.,
                               Managing Director
                               Deutsche Investment Management Americas Inc.


amk/cp